Personnel expenses	12 Months Ended
Dec. 31, 2023
Classes of employee benefits expense [abstract]
Personal expenses	Personnel expenses

	2023	2022	2021
	(in € millions, except employee data)
Wages and salaries	1,558	1,233	860
Social costs and payroll taxes	254	85	85
Contributions to retirement plans	55	51	40
Share-based compensation	321	381	223
Other employee benefits	157	150	124
Total	2,345	1,900	1,332
Average full-time employees	9,123	8,359	6,617
On January 23, 2023, the Company announced a reorganization to streamline our organizational structure and reduce our operating costs. As part of such reorganization, we reduced our employee base by approximately 6% across the Company. Additionally, during the second fiscal quarter of 2023, we executed a strategic realignment and reorganization plan focusing on podcast operations and rationalizing our content portfolio. On December 4, 2023, the Company announced a reduction in force, through which our employee base was reduced by approximately 17%. In connection with these reorganizations, during the year ended December 31, 2023, we recognized charges of €212 million for employee severance. These charges are included within the consolidated statement of operations as follows:

Twelve months ended December 31, 2023

Cost of revenue	15
Research and development	119
Sales and marketing	44
General and administrative	34
Total	212